Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Jun 30, 2012
Amendment Flag	true
Amendment Description	N.A.
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000818686
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Registrant Name	Teva Pharmaceutical Industries Ltd
Trading Symbol	TEVA
Entity Voluntary Filers	Yes
Entity Well Known Seasoned Issuer	Yes
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q2
Entity Common Stock Shares Outstanding	942,806,486

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 4,994	$ 4,212	$ 10,096	$ 8,292
Cost of sales	2,337	2,012	4,830	3,904
Gross Profit	2,657	2,200	5,266	4,388
Research and development expenses, net	298	243	590	482
Selling and marketing expenses	981	804	1,909	1,636
General and administrative expenses	316	284	628	505
Legal settlements, acquisition, restructuring and other expenses and impairment	55	272	204	301
Operating income	1,007	597	1,935	1,464
Financial expenses (income) net	97	(20)	167	18
Income before income taxes	910	617	1,768	1,446
Provision for income taxes	39	27	30	76
Share in losses of associated companies - net	12	10	24	25
Net income	859	580	1,714	1,345
Net income (loss) attributable to non-controlling interests	(4)	4	(8)	8
Net income attributable to Teva	$ 863	$ 576	$ 1,722	$ 1,337
Earnings per share attributable to Teva:
Basic	$ 0.99	$ 0.65	$ 1.97	$ 1.49
Diluted	$ 0.99	$ 0.64	$ 1.96	$ 1.49
Weighted average number of shares (in millions):
Basic	871	892	876	895
Diluted	873	896	878	899

COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Comprehensive Income [Abstract]
Net income	$ 859	$ 580	$ 1,714	$ 1,345
Components of accumulated other comprehensive income (loss)
Currency translation adjustment	(847)	339	(75)	1,282
Unrealized gain (loss) on derivative financial instruments	108	(22)	40	(53)
Unrealized loss from available-for-sale securities	(75)	(20)	(45)	(21)
Other	(15)	(1)	(15)	(1)
Total comprehensive income	30	876	1,619	2,552
Comprehensive loss (income) attributable to the non-controlling interests	7	(5)	8	(9)
Comprehensive income attributable to Teva	$ 37	$ 871	$ 1,627	$ 2,543

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 1,188	$ 1,096
Accounts receivable	5,430	6,213
Inventories	5,293	5,012
Deferred taxes and other current assets	2,314	2,132
Total current assets	14,225	14,453
Long-term investments and receivables	1,115	991
Deferred taxes, deferred charges and other assets	112	142
Property, plant and equipment, net	6,082	5,947
Identifiable intangible assets, net	8,978	10,316
Goodwill	18,369	18,293
Total assets	48,881	50,142
Current liabilities:
Short-term debt and current maturities of long term liabilities	889	3,749
Convertible senior debentures-short term	531	531
Sales reserves and allowances	4,603	4,428
Accounts payable and accruals	3,022	3,572
Other current liabilities	960	1,396
Total current liabilities	10,005	13,676
Long-term liabilities:
Deferred income taxes	2,041	2,610
Other taxes and long term payables	1,317	1,277
Senior notes and loans	12,625	10,236
Total long term liabilities	15,983	14,123
Total liabilities	25,988	27,799
Teva shareholders' equity:
Ordinary shares	50	50
Additional paid-in capital	13,432	13,374
Retained earnings	12,542	11,284
Accumulated other comprehensive loss	(684)	(589)
Treasury shares	(2,589)	(1,924)
Stockholders' equity attributable to Teva shareholders	22,751	22,195
Non-controlling interests	142	148
Total equity	22,893	22,343
Total liabilities and equity	$ 48,881	$ 50,142

CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS) In Millions, except Per Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Ordinary shares, authorized	2,500	2,500
Ordinary shares, issued	943	942
Treasury, shares	75	59
Common Stock, Par or Stated Value Per Share	0.1	0.1

CONSOLIDATED STATEMENTS OF CASH FLOW (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Operating activities:
Net income	$ 1,714	$ 1,345
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	903	490
Net change in working capital items	(345)	590
Deferred Income Taxes Net And Uncertain Tax Positions	(311)	(174)
Impairment of long lived assets	95	14
Stock-based compensation	41	47
Other non-cash items	(45)	(22)
Loss (gain) from sale of long lived assets and investments	6	(64)
Long-term receivables	(111)	(2)
Net cash provided by operating activities	1,947	2,224
Investing activities:
Acquisitions of subsidiaries, net of cash acquired	0	(446)
Purchase of property, plant and equipment	(528)	(460)
Purchase of investments and other assets	(25)	(117)
Proceeds From Sales of Long Lived Assets And Investments	133	141
Other investing activities	(56)	(34)
Net cash used in investing activities	(476)	(916)
Financing activities:
Proceeds From Senior Notes Net Of Issuance Costs	1,798	748
Purchase of treasury shares	(667)	(495)
Net change in short-term credit	(2,207)	(511)
Dividends paid	(404)	(406)
Proceeds from exercise of options by employees	19	31
Proceeds From Long Term Loans And Other Long Term Liabilities	1,241	1
Redemption of convertible debentures	0	(814)
Repayment of loans and other long term liabilities	(1,154)	(12)
Other financing activities	0	4
Net cash used in financing activities	(1,374)	(1,454)
Translation adjustment on cash and cash equivalents	(5)	37
Net change in cash and cash equivalents	92	(109)
Balance of cash and cash equivalents at beginning of period	1,096	1,248
Balance of cash and cash equivalents at end of period	$ 1,188	$ 1,139

CONSOLIDATED STATEMENTS OF CASH FLOW (Parenthetical) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Statement of Cash Flows
Issuance cost, senior notes	$ 6	$ 2

BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2012
Basis Of Presentation [Abstract]
Significant Accounting Policies

NOTE 1 – Basis of presentation:

The accompanying unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements. In the opinion of management, the financial statements reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the financial position and results of operations of Teva Pharmaceutical Industries Limited (“Teva” or the “Company”). These consolidated financial statements and notes thereto are unaudited and should be read in conjunction with the Company's audited financial statements included in its Annual Report on Form 20-F for the year ended December 31, 2011, as filed with the Securities and Exchange Commission. The results of operations for the six months ended June 30, 2012 are not necessarily indicative of results that could be expected for the entire fiscal year.

CERTAIN TRANSACTIONS	6 Months Ended
Jun. 30, 2012
Certain Transactions [Abstract]
Certain Transactions

NOTE 2 – Certain transactions:

Cephalon acquisition

On October 14, 2011, Teva acquired Cephalon, Inc. ("Cephalon") for total cash consideration of $6.5 billion. Cephalon is a global biopharmaceutical company with a marketed portfolio and a pipeline of branded products. The acquisition diversified Teva's branded portfolio and enhanced Teva's late-stage innovative pipeline.

The acquisition was financed by borrowing under credit facilities and by the issuance of a long term debt.

Cephalon's results of operations and balance sheet were included in Teva's consolidated reports commencing October 2011.

At the closing, Cephalon had contingent consideration liabilities related to future milestone payments due to several acquisitions in an aggregate fair value amount of $171 million.

The table below summarizes the estimates of the fair value of assets acquired and liabilities assumed and resulting goodwill as of the acquisition date. These estimates are subject to revision, which may result in adjustments to the values presented below, when the appraisals are finalized.

The primary areas of the preliminary purchase price allocation that are not yet finalized relate to the fair values of intangible assets acquired and liabilities assumed, income taxes and resulting goodwill. We expect to obtain information to assist us in determining the fair value of the net assets acquired at the acquisition date during the measurement period.

The appraisals of the fair value of assets acquired and liabilities assumed and resulting goodwill are anticipated to be finalized no later than October 2012.

		U.S. $
		in millions
Current assets	$2,851
Investment and non-current assets	505
Property, plant and equipment	361
Identifiable intangible assets:
Existing product rights and trade name	2,564
Research and development in-process	1,296
Goodwill	3,160
Total assets acquired	10,737

Current liabilities	780
Short term debt	2,082
Long-term liabilities, including deferred taxes	1,114
Contingent consideration	171
Total liabilities assumed	4,147
Non controlling interest	79
Net assets acquired	$6,511

The adjustments for identifiable intangible assets during the measurement period reflect changes in the estimated fair value of certain acquired intangibles, principally in-process research and developed assets, primarily to better reflect market participant assumptions about facts and circumstances existing as of the acquisition date. The adjustments did not result from intervening events subsequent to the acquisition date.

The adjustments during the measurement period did not have a significant impact on Teva's consolidated statements of income, balance sheets or cash flows and, therefore, we have not retrospectively adjusted our financial statements.

SENIOR NOTES AND LOANS	6 Months Ended
Jun. 30, 2012
Senior Notes and Loans [Abstract]
Senior Notes and Loans

NOTE 3 –Issuance of senior notes and term loan:

In March 2012, Teva entered into a ¥100.5 billion senior unsecured fixed rate term loan credit agreement for 5 and 7 years with interest rates of 0.99% and 1.42%, respectively. In April 2012, Teva drew down the entire amount available under the facility ($1.2 billion) and repaid the borrowings used to finance the acquisition of Taiyo (approximately $1 billion).

In April 2012, finance subsidiaries of the Company issued an aggregate of 1 billion euro and 450 million CHF principal amounts of senior notes as described in the table below. All such notes are guaranteed by Teva.

	Annual	Principal
Issuer	interest rate	amount issued	Due
	%	(U.S. $ in millions)

Teva Pharmaceutical Finance IV B.V.	2.875	$1,316	April 2019

Teva Pharmaceutical Finance V B.V.	1.5	$493	October 2018

INVENTORIES	6 Months Ended
Jun. 30, 2012
Inventories [Abstract]
Inventories
NOTE 4 – Inventories:
Inventories consisted of the following:
	June 30,	December 31,
	2012	2011

	U.S. $ in millions
	Unaudited	Audited
Finished products	$2,619	$2,502
Raw and packaging materials	1,781	1,589
Products in process	744	781
Materials in transit and payments on account	149	140

	$5,293	$5,012

EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 5 – Earnings per share:

Basic earnings per share is computed by dividing net income attributable to Teva by the weighted average number of ordinary shares outstanding during the period, net of treasury shares.

In computing diluted earnings per share for the three and six months ended June 30, 2012 and 2011, respectively, basic earnings per share was adjusted to take into account the potential dilution that could occur upon: (i) the exercise of options and non-vested restricted stock units (“RSUs”) granted under employee stock compensation plans and one series of convertible senior debentures, using the treasury stock method; and (ii) the conversion of the remaining convertible senior debentures using the “if-converted” method, by adding to net income interest expense on the debentures and amortization of issuance costs, net of tax benefits, and by adding the weighted average number of shares issuable upon assumed conversion of the debentures.

In computing diluted earnings per share for the six months ended June 30, 2011, no account was taken of the potential dilution of the 1.75% convertible senior debentures due 2026, amounting to 1 million weighted average shares, since they had an anti-dilutive effect on earnings per share.

Add back for the three and six months ended June 30, 2012 and 2011was less than $0.5 million.

REVENUE RECOGNITION	6 Months Ended
Jun. 30, 2012
Revenue Recognition [Abstract]
Revenue Recognition [Text Block]

NOTE 6 – Revenue recognition:

The Company recognizes revenues from product sales, including sales to distributors when persuasive evidence of an arrangement exists, delivery has occurred, the selling price is fixed or determinable and collectability is reasonably assured. This generally occurs when products are shipped and title and risk and rewards for the products are transferred to the customer.

Revenues from product sales are recorded net of provisions for estimated chargebacks, rebates, returns, cash discounts and other deductions, such as shelf stock adjustments, which can be reasonably estimated. When sales provisions are not considered reasonably estimable by Teva, the revenue is deferred to a future period when more information is available to evaluate the impact.

Provisions for chargebacks, rebates including Medicaid and other governmental program discounts, including those required by the U.S. health care reform, rebates and other promotional items, such as shelf stock adjustments, are included in “sales reserves and allowances” under “current liabilities”. These provisions are recognized concurrently with the sales of products. Provisions for doubtful debts and prompt payment discounts are netted against “accounts receivable.”

Calculations for these deductions from sales are based on historical experience and the specific terms in the individual agreements. Chargebacks and rebates are the largest components of sales reserves and allowances. Provisions for estimating chargebacks are determined using historical chargeback experience, or expected chargeback levels and wholesaler sales information for new products, which are compared to externally obtained distribution channel reports for reasonableness. Rebates are recognized based on contractual obligations in place at the time of sales with consideration given to relevant factors that may affect the payment as well as historical experience for estimated market activity. Shelf-stock adjustments are granted to customers based on the existing inventory of a customer following decreases in the invoice or contract price of the related product and are estimated based on expected market performance. Teva records a reserve for estimated sales returns by applying historical experience of customer returns to the amounts invoiced and the amount of returned products to be destroyed versus products that can be placed back in inventory for resale.

Revenue resulting from the achievement of milestone events stipulated in the agreements is recognized when the milestone is achieved. Milestones are based upon the occurrence of a substantive element specified in the contract or as a measure of substantive progress towards completion under the contract.

Revenues and other arrangements from licensees, sales of licensed products and technology, are recorded in accordance with the contract terms, when third-party sales can be reliably measured and collection of the funds is reasonably assured.

Sales reserves and allowances consisted of the following:
	June 30,	December 31,
	2012	2011
	U.S. $ in millions
Rebates	$2,676	$2,752
Chargebacks	1,302	1,052
Returns	505	510
Other	120	114
	$4,603	$4,428

EQUITY	6 Months Ended
Jun. 30, 2012
Equity [Abstract]
Equity
NOTE 7 – Equity:

Share repurchase program

In December 2010, Teva's board of directors authorized the Company to repurchase up to an aggregate of $1 billion of its ordinary shares/ADSs over a period of 12 months.

In December 2011, Teva's board of directors authorized the Company to repurchase up to an aggregate of $3 billion of its ordinary shares/ADSs. This repurchase authorization has no time limit.

The following table summarizes the shares which were repurchased and the amount Teva spent on these repurchases:

	Three months ended		Six months ended
	June 30,		June 30,
	2012	2011	2012	2011
	(in millions)
Amount spent on shares repurchased	$134	$95	$667	$495
Number of shares repurchased	3.5	2.0	15.4	9.9

ENTITY-WIDE DISCLOSURES	6 Months Ended
Jun. 30, 2012
Entity Wide Disclosures [Abstract]
Entity-Wide Disclosures

NOTE 8 – Entity-wide disclosure:

       Revenues by geographic area were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	U.S. $ in millions
United States:
Generic	$1,054	$908	$2,273	$1,852
Branded	1,365	1,009	2,862	1,944
Others	45	1	81	4
Total United States	2,464	1,918	5,216	3,800
Europe*:
Generic	884	999	1,659	1,911
Branded	402	275	767	530
Others	187	204	363	381
Total Europe	1,473	1,478	2,789	2,822
Rest of the World:
Generic	676	497	1,299	976
Branded	182	140	394	301
Others	199	179	398	393
Total Rest of the World	1,057	816	2,091	1,670
Total revenues	$4,994	$4,212	$10,096	$8,292

*All members of the European Union as well as Switzerland and Norway.

FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2012
Fair Value Measurement [Abstract]
Fair Value Measurement

NOTE 9 – Fair value measurement:

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Financial items carried at fair value as of June 30, 2012 and December 31, 2011 are classified in the tables below in one of the three categories described above:

	June 30, 2012
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$105	$-	$-	$105
Cash deposits and other	1,083	-	-	1,083
Marketable securities*:
Auction rate securities	-	-	28	28
Collateral debt obligations	4	-	1	5
Equity securities	431	-	-	431
Structured investment vehicles	-	97	-	97
Other	7	-	-	7
Derivatives **:
Liabilities derivatives - mainly options and forward contracts	-	(44)	-	(44)
Interest rate and cross-currency swaps (liabilities)	-	(32)	-	(32)
Asset derivatives - mainly options and forward contracts	-	30	-	30
Interest rate and cross-currency swaps (assets)	-	49	-	49
Contingent consideration in connection with Cephalon acquisition	-	-	(176)	(176)

Total	$1,630	$100	$(147)	$1,583

	December 31, 2011
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money markets	$73	$-	$-	$73
Cash deposits and other	1,023	-	-	1,023
Marketable securities*:
Auction rate securities	-	-	31	31
Collateral debt obligations	4	-	1	5
Equity securities	505	-	-	505
Structured investment vehicles	-	91	-	91
Other - mainly debt securities	20	-	-	20
Derivatives **:
Liabilities derivatives - mainly options and forward contracts	-	(57)	-	(57)
Interest rate and cross-currency swaps (liabilities)	-	(53)	-	(53)
Assets derivatives - mainly options and forward contracts	-	17	-	17
Interest rate and cross-currency swaps (assets)	-	25	-	25
Contingent consideration in connection with Cephalon acquisition	-	-	(171)	(171)

Total	$1,625	$23	$(139)	$1,509

*       Marketable securities consist mainly of debt securities classified as available-for-sale and are recorded at fair value. The fair value of quoted securities is based on current market value (Level 1 input) or observable prices (Level 2 input). When securities do not have an active market or observable prices, fair value is determined using a valuation model (Level 3 input). This model is based on reference to other instruments with similar characteristics, or a discounted cash flow analysis, or other pricing models making use of market inputs and relying as little as possible on entity-specific inputs.

**       Derivatives primarily represent foreign currency and option contracts, interest rate and cross-currency swaps which are valued primarily based on observable inputs including interest rate curves and both forward and spot prices for currencies.

Changes in fair value of available for sale securities, net of taxes, are reflected in other comprehensive income (loss). Unrealized losses considered to be temporary are reflected in other comprehensive income; unrealized losses that are considered to be other-than-temporary are charged to income as an impairment charge.

At June 30, 2012 and December 31, 2011, the remaining credit loss was $5 million and $164 million, respectively.

The following table summarizes the activity for those assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs:
	June 30,	December 31,
	2012	2011

	U.S. $ in millions
Carrying value at the beginning of the period	$(139)	$78
Amount realized	(6)	(61)
Contingent consideration in connection with Cephalon acquisition	(5)	(171)
Net change to fair value:
Included in earnings - financial expenses (income) - net	3	22
Included in Accumulated other comprehensive loss	-	(7)

Carrying value at the end of the period	$(147)	$(139)

Cephalon had contingent consideration liabilities related to future milestone payments due to the acquisition of Gemin X Pharmaceuticals, Inc. in April 2011, the acquisition of Ception Therapeutics, Inc. in February 2010, the acquisition of BioAssets Development Corporation in November 2009, and the inclusion of Alba Therapeutics Corporation in February 2011.

We determined the fair value of the liability for the contingent consideration based on a probability weighted discounted cash flow analysis. This fair value measurement is based on significant unobservable inputs in the market and thus represents a Level 3 measurement within the fair value hierarchy. The fair value of the contingent consideration liability associated with future milestone payments was based on several factors, including:

• Cash flows projected from the success of unapproved product candidates in the U.S. and Europe;

• Probability of success for product candidates including risks associated with uncertainty, achievement and payment of milestone events;

• Time and resources needed to complete the development and approval of product candidates;

• Life of the potential commercialized products and associated risks of obtaining regulatory approvals in the U.S.

and Europe; and

• Risk adjusted discount rate for fair value measurement.

The contingent consideration payments have been recorded as a liability, and their fair value will be evaluated quarterly or more frequently if circumstances dictate. Changes in the fair value of contingent consideration will be recorded in earnings.

Significant changes in unobservable inputs, mainly the probability of success and cash flows projected, could result in material changes to the contingent consideration liability.

Financial Instruments Not Measured at Fair ValueTeva's financial instruments consist mainly of cash and cash equivalents, marketable securities, current and non-current receivables, short-term credit, accounts payable and accruals, long-term loans and other long-term senior notes and loans, convertible senior debentures and derivatives.

The fair value of the financial instruments included in working capital and non-current receivables approximates their carrying value. The fair value of long-term bank loans mostly approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

The fair value of the financial instruments that are measured on a basis other than fair value are presented in the below table:
	Estimated fair value*
	June 30,	December 31,
	2012	2011

	U.S. $ in millions
Senior notes included under long term liabilities	$(10,430)	$(8,662)
Senior notes and convertible senior debentures included under short term liabilities	(755)	(1,555)

Carrying value at the end of the period	$(11,185)	$(10,217)

* The fair value was estimated based on quoted market prices, where available.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	6 Months Ended
Jun. 30, 2012
Financial Instruments And Risk Management Abstract]
Financial Instruments and Risk Management

NOTE 10 – Derivative instruments and hedging activities:

a. Interest rate and cross-currency swaps

During the second quarter of 2010, the Company entered into swap agreements with respect to its $1 billion principal amount of 3.00% Senior Notes due 2015. The purpose of these interest rate and cross-currency swap agreements was to convert the notes' denomination from dollars to Euros. As a result of these agreements, Teva pays a fixed rate of 2.36% on the euro principal amount, as compared to the stated 3.00% fixed rate on the dollar principal amount.

During the first quarter of 2011, the Company entered into swap agreements with respect to its $250 million principal amount of 1.70% Senior Notes due 2014. The purpose of these interest rate swap agreements was to change the interest rate from fixed to floating rate. As a result of these agreements, Teva is currently paying an effective interest rate of three months LIBOR plus an average 0.39% on the $250 million principal amount, as compared to the stated 1.70% fixed rate.

During the fourth quarter of 2011, the Company entered into swap agreements with respect to its $1.1 billion principal amount of three month LIBOR plus 0.9% Senior Notes due 2013. The purpose of these interest rate swap agreements was to change the interest rate from floating to fixed rate. As a result of these agreements, Teva is currently paying an effective interest rate of 1.61% on the $1.1 billion principal amount, as compared to the stated three months LIBOR plus an average 0.9% rate.

During the fourth quarter of 2011, the Company entered into swap agreements with respect to its $875 million principal amount of 3.65% Senior Notes due 2021. The purpose of these interest rate and cross-currency swap agreements was to convert the notes' denomination from dollars to Euros. As a result of these agreements, Teva pays a fixed rate of 3.85% on the euro principal amount, as compared to the stated 3.65% fixed rate on the dollar principal amount.

During the first quarter of 2012, Teva entered into short term cash flow hedge transactions to reduce the exposure resulting mainly from payroll costs denominated in new Israeli shekels.

During the first quarter of 2012, Teva entered into short term cash flow hedge transactions to help protect Teva's European subsidiaries from anticipated sales exposure resulting from the fluctuation of the U.S. dollar against the Euro.

The above transactions were accounted for by Teva as hedge accounting.

b. Derivative instrument disclosure
The fair value of derivative instruments consists of:

		June 30,	December 31,
	Reported under	2012	2011
		U.S. $ in millions
Asset derivatives, comprising interest rate and cross-currency swap agreements, designated as hedging instruments	Long-term investments and receivables	$49	$25

Asset derivatives, comprising primarily foreign exchange contracts, not designated as hedging instruments	Deferred taxes and other current assets	30	17

Liability derivatives, comprising interest rate and cross currency swap agreements, designated as hedging instruments	Senior notes and loans	32	53

Liability derivatives, comprising primarily foreign exchange contracts, not designated as hedging instruments	Accounts payable	44	57

Derivatives on foreign exchange contracts hedge Teva's balance sheet items from currency exposure but are not designated as hedging instruments for accounting purposes. With respect to such derivatives, losses of $5 million and gains of $121 million were recognized under financial (income) expenses-net for the six months ended June 30, 2012 and 2011, respectively, and losses of $19 million and gains of $71 million were recognized under financial (income) expenses -net for the three months ended June 30, 2012 and 2011, respectively. Such gains offset the revaluation of the balance sheet items also booked under financial (income) expenses - net.

With respect to the interest rate and cross-currency swap agreements, gains of $10 million were recognized under financial (income) expenses – net for each of the six months ended June 30, 2012 and 2011, and gains of $5 million were recognized under financial (income) expenses - net for each of the three months ended June 30, 2012 and 2011. Such gains mainly reflect the differences between the fixed interest rate and the floating interest rate.

RECENTLY ADOPTED AND ISSUED ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Jun. 30, 2012
Recently Adopted And Issued Accounting Pronouncements [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]

NOTE 11 – Recently adopted and issued accounting pronouncements:

In December 2011, the Financial Accounting Standard Board (“FASB”) issued an accounting standard update which requires additional disclosures about the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein, with retrospective application required. Teva believes that the adoption will not have a material impact on Teva's consolidated financial statements.

In September 2011, the FASB amended the guidance for goodwill impairment testing. The amendment provides entities testing goodwill for impairment the option of performing a qualitative assessment before calculating the fair value of the reporting unit. If, on the basis of qualitative factors, it is not more likely than not that the fair value of the reporting unit is less than the carrying amount, further testing of goodwill for impairment would not be required. The amendment also removes the carry forward option of the reporting unit fair value from one year to the next. The amendment is effective for annual and interim goodwill impairment tests performed in fiscal years beginning after December 15, 2011. The adoption did not have a significant impact on its consolidated financial statements.

In June 2011, the FASB amended its comprehensive income presentation guidance. The amendment requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. The guidance is effective for interim and annual periods beginning after December 15, 2011.

In May 2011, the FASB amended its fair value measurements and disclosures guidance. The amendment clarifies the existing guidance and adds new disclosure requirements. The guidance is effective for interim and annual periods beginning after December 15, 2011. The adoption did not have a material impact on Teva's consolidated financial statements.

LEGAL SETTLEMENTS, IMPAIRMENT, RESTRUCTURING AND ACQUISITION COSTS	6 Months Ended
Jun. 30, 2012
Legal Settlements Impairment Restructuring And Acquisition Costs [Abstract]
Legal Settlements, Impairment, Restructuring and Acquisition Costs
NOTE 12 – Legal settlements, acquisition, restructuring and other expenses and impairment:

Legal settlements, acquisition, restructuring and other expenses and impairment consisted of the following:

	Three months ended		Six months ended
	June 30,		June 30,

	U.S. $ in millions
	2012	2011	2012	2011
Restructuring, acquisition and other expenses	$48	$48	$91	$70
Impairment of long-lived assets	8	3	95	14
Legal settlements and reserves	(1)	221	18	217

Total	$55	$272	$204	$301

CONTINGENCIES	6 Months Ended
Jun. 30, 2012
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 13 – Contingencies:

General

From time to time, Teva and its subsidiaries are subject to claims for damages and/or equitable relief arising in the ordinary course of business. In addition, as described below, in large part as a result of the nature of its business, Teva is frequently subject to patent litigation. Teva believes that it has meritorious defenses to all actions brought against it and vigorously pursues the defense or settlement of each such action. Except as described below, Teva does not currently have a reasonable basis to estimate the loss, or range of loss, that is reasonably possible with respect to such actions.

Teva records a provision in its financial statements to the extent that it concludes that a contingent liability is probable and the amount thereof is estimable. Based upon the status of these cases, management's assessment of the likelihood of damages, the potential exposure involved relative to insurance coverage (if any) and the advice of counsel, no provisions have been made except as noted below. Because litigation outcomes and contingencies are unpredictable, and because excessive verdicts can occur, these assessments involve complex judgments about future events and can rely heavily on estimates and assumptions.

Based on currently available information, Teva believes that none of the proceedings brought against it described below is likely to have a material adverse effect on its financial condition. However, if one or more of such proceedings were to result in final judgments against Teva, such judgments could be material to its results of operations and cash flow in a given period. In addition, Teva may incur significant legal and related expenses in the course of defending its positions even if the facts and circumstances of a particular litigation do not give rise to a provision in the financial statements.

From time to time, Teva seeks to develop generic versions of patent-protected pharmaceuticals for sale prior to patent expiration in various territories. In the United States, to obtain approval for most generics prior to the expiration of the originator's patent(s), Teva must challenge the patent(s) under the procedures set forth in the Hatch-Waxman Act of 1984, as amended. To the extent that Teva seeks to utilize such patent challenge procedures, Teva is and expects to be involved in patent litigation regarding the validity, enforceability or infringement of the originator's patent(s). Teva may also be involved in patent litigation involving the extent to which alternate manufacturing process techniques may infringe originator or third-party process patents. Although the laws concerning generic pharmaceuticals, as well as patent laws, are different in countries other than the United States where Teva does business, from time to time Teva is also involved in litigation regarding corresponding patents in those countries.

Additionally, depending upon a complex analysis of a variety of legal and commercial factors, Teva may, in certain circumstances, elect to market a generic version even though litigation is still pending. This could be before any court decision is rendered or while an appeal of a lower court decision is pending. To the extent Teva elects to proceed in this manner, it could face substantial liability for patent infringement if the final court decision is adverse to Teva. In the event of a finding of willful infringement, the damages may be up to three times the profits lost by the patent owner, although courts have typically awarded much lower multiples. Although Teva currently has insurance coverage for certain products and types of damages for patent infringement, a claim for coverage may be subject to a deductible, involve a co-insurance participation, exceed policy limits or ultimately be found to relate to damages that are not covered by Teva's policy. Furthermore, insurance for additional products may be difficult to obtain.

If Teva were to be required to pay damages in any patent infringement case, the general rule is that the patentee should be compensated as if the infringement had not occurred. If damages were determined based on a reasonable royalty, the amount would relate to the sales of Teva's generic version. If damages were determined based on lost profits, the amount would relate to the sales of the branded product. The launch of an authorized generic and other generic competition may be relevant to the damages calculation. In addition, a patentee may seek consequential damages.

Teva's business inherently exposes it to potential product liability claims. As Teva's portfolio of available medicines continues to expand, the number of product liability claims asserted against Teva has increased. Teva maintains product liability insurance coverage in amounts and with terms that it believes are reasonable and prudent in light of its business and related risks. However, Teva sells, and will continue to sell, pharmaceuticals that are not covered by insurance; in addition, it may be subject to claims for which insurance coverage is denied as well as claims that exceed its policy limits. Product liability coverage for pharmaceutical companies is becoming more expensive and increasingly difficult to obtain. As a result, Teva may not be able to obtain the type and amount of coverage it desires.

In connection with third-party agreements, Teva may under certain circumstances be required to indemnify, and may be indemnified by, in unspecified amounts, the parties to such agreements against third-party claims.

Except as otherwise noted, all of the litigation matters disclosed below involve claims arising in the United States. All third-party sales figures given below are based on IMS data.

Intellectual Property Matters

In June 2007, Teva Canada commenced sales of its 2.5 mg, 5 mg, 7.5 mg, 10 mg and 15 mg olanzapine tablets, which are the generic versions of Eli Lilly's Zyprexa®. Zyprexa® had annual sales in Canada of approximately $180 million for the twelve months ended May 2007. Following the launch, Lilly sued Teva Canada for patent infringement. In October 2009, the patent at issue (which expired in April 2011) was held by the Federal Court to be invalid. In July 2010, the Federal Court of Appeal set aside the judgment and sent back two grounds of invalidity for reconsideration. In November 2011, the Federal Court again held the patent to be invalid. Lilly's appeal of this decision is expected to be heard in September 2012. Were Lilly ultimately to be successful in its allegation of patent infringement, Teva Canada could be required to pay damages related to its sales of olanzapine tablets.

In December 2007, Teva commenced sales of its 20 mg and 40 mg pantoprazole sodium tablets. Pantoprazole sodium tablets are the AB-rated generic versions of Wyeth's Protonix®, which had annual sales of approximately $2.5 billion for the twelve months ended September 2007. Altana Pharma and Wyeth Pharmaceuticals (collectively, “Wyeth”) had previously sued Teva for patent infringement. In September 2007, the United States District Court for the District of New Jersey denied Wyeth's motion for a preliminary injunction. In May 2009, the Court of Appeals for the Federal Circuit affirmed the District Court's denial of the preliminary injunction. Subsequently, a jury trial was held, and in April 2010, the jury returned a verdict finding that the patent was not invalid. In July 2010, the District Court denied Teva's motion to overturn the verdict. The patent at issue expired in July 2010, and Wyeth was granted pediatric exclusivity, which expired in January 2011. Teva believes that it has substantial grounds for appeal of the District Court's decision and intends to pursue its appeals vigorously. However, were Wyeth ultimately to be successful in its allegation of patent infringement, Teva could be required to pay damages relating to its sales of pantoprazole sodium tablets, which were approximately $1.1 billion for the relevant period.

In January 2012, Wyeth filed confidential expert reports asserting claims for damages and prejudgment interest of approximately $2.1 billion. Wyeth may also assert that Teva is responsible for some or all of the damages allegedly caused by co-defendant Sun Pharmaceutical Industries, Ltd. Teva submitted its expert reports in April 2012, which estimated damages significantly below Wyeth's assessment. Expert discovery on damages been completed. Although Wyeth's complaint alleged that defendants' infringement was willful, its subsequent written discovery responses stated that it did not intend to seek increased damages for willful infringement. Teva vigorously disputes Wyeth's claims as well as any liability for damages allegedly caused by Sun. Teva also disputes the amount of Wyeth's alleged damages and will contend that any damages allegedly caused by Teva are substantially less than asserted by Wyeth. On July 13, 2012 the parties filed various summary judgment motions related to damages and patent misuse issues. While an award of damages is reasonably possible, Teva continues to believe that it is not probable that it will be liable for damages in this matter. Following completion of the damages phase of the trial, this matter will be ripe for appeal.

***

Teva's leading innovative medicine, Copaxone® (glatiramer acetate), which is responsible for a very significant contribution to Teva's profits and cash flow from operations, faces patent challenges in various jurisdictions, including the United States, the United Kingdom and France. In August 2008, following the submission by Sandoz Inc. and Momenta Pharmaceuticals, Inc. of an ANDA for a generic version of Copaxone®, Teva sued Sandoz, its parent Novartis AG and Momenta in the United States District Court for the Southern District of New York for infringement of four Orange Book patents, which expire on May 21, 2014. An additional five patents are at issue in the litigation, including one process patent that expires on September 1, 2015. This case has been consolidated with a subsequently-filed patent infringement suit against Mylan Laboratories and Natco Pharma Limited. In August 2011, the District Court issued its claim construction opinion, which adopted all relevant interpretations by Teva and rejected all of the interpretations put forth by Sandoz/Momenta and Mylan/Natco (collectively, the “Defendants”). A trial on inequitable conduct took place in June 2011, and a trail on validity and infringement took place in September 2011. On June 22, 2012, the District Court issued its trial decision, in which it upheld the validity and enforceability of the nine patents at issue and found that Defendants' purported generic products would infringe all nine patents. As a result of this decision, on July 24, 2012, the District Court enjoined the FDA from granting final approval to the Defendants' ANDAs prior to May 24, 2014, and enjoined the Defendants from selling their purported generic products until September 1, 2015. Sandoz has filed its notice of appeal, and Mylan still has time to do so.

In April 2012, Teva filed suit in the United States District Court for the Southern District of New York against Synthon Pharmaceuticals following its submission of an ANDA for a generic version of Copaxone®. Although Teva believes that Copaxone® has strong patent protection and that an equivalent generic version would be difficult to develop, if the FDA were to approve one or more generic versions of Copaxone® and Teva's patents were successfully challenged, or if there were a launch at risk, Teva would face generic competition for Copaxone®, which is likely to affect its results of operations adversely.

Other innovative or branded medicines, including Azilect®, Provigil®, Amrix®, Fentora® and ProAir™, are also subject to patent challenges.

Product Liability Matters

On June 23, 2011, the United States Supreme Court held, in Pliva, Inc. et al. v. Mensing, one of the metoclopramide cases mentioned below, that product liability claims brought under a “failure to warn” theory against generic pharmaceutical manufacturers are preempted by federal law. Teva believes that this decision is likely to reduce its aggregate exposure in currently pending product liability lawsuits, including those described below, although the extent of such reduction is uncertain at this time.

Teva subsidiaries Barr Pharmaceuticals and Duramed have been named as defendants in approximately 6,000 personal injury product liability cases brought against them and other manufacturers by plaintiffs claiming injuries from the use of certain estrogen and progestin products. The cases primarily involve medroxyprogesterone acetate (a progestin that has been prescribed to women receiving estrogen-containing hormone therapy). A much smaller number of cases involves Cenestin® (an estrogen-containing medicine sometimes prescribed to treat symptoms associated with menopause). A high percentage of the plaintiffs were unable to demonstrate actual use of a Barr or Duramed product. To date, Barr and Duramed products have been identified in 423 of those cases. As a result, approximately 5,500 cases have been dismissed, leaving approximately 439 pending, and additional dismissals are possible. The vast majority of the claims are covered by insurance.

Teva and its subsidiaries have been named as defendants in approximately 2,200 product liability lawsuits brought against them and other manufacturers by approximately 5,000 plaintiffs claiming injuries (including allegations of neurological disorders, such as tardive dyskinesia) from the use of metoclopramide (the generic form of Reglan®). Certain of these claims are covered by insurance. For over twenty years, the FDA-approved label for metoclopramide has contained warning language about the risk of tardive dyskinesia, and that the risk of developing this disorder increased with duration of treatment and total cumulative dose. In February 2009, the FDA announced that manufacturers of metoclopramide would be required to revise the label, including the addition of a “black box” warning about the risk of tardive dyskinesia from long-term exposure to metoclopramide. It has not yet been determined how many plaintiffs actually used a Teva product. If the plaintiffs cannot demonstrate that they used a Teva product, Teva expects to be dismissed from at least some of those cases. Approximately one-third of the cases against Teva are part of a mass tort proceeding in the Philadelphia County Court of Common Pleas. All of the cases in the Philadelphia court have been stayed with respect to the generic defendants pending resolution of appeals regarding whether the claims should be dismissed due to federal preemption.

Competition Matters

In April 2006, Teva and its subsidiary Barr Laboratories were named, along with Cephalon, Inc., Mylan Laboratories, Inc., Ranbaxy Laboratories Ltd. and Ranbaxy Pharmaceuticals, Inc., in a class action lawsuit filed in the United States District Court for the Eastern District of Pennsylvania. The case alleges generally that the settlement agreements entered into between the different generic pharmaceutical companies and Cephalon, in their respective patent infringement cases involving finished modafinil products (the generic version of Provigil®), were unlawful because the settlement agreements resulted in the exclusion of generic competition. The case seeks unspecified monetary damages, attorneys' fees and costs. The case was brought by King Drug Company of Florence, Inc. on behalf of itself and as a proposed class action on behalf of any other person or entity that purchased Provigil® directly from Cephalon from January 2006 until the alleged unlawful conduct ceases. Similar allegations have been made in a number of additional complaints, including those filed on behalf of proposed classes of direct and indirect purchasers, by an individual indirect purchaser, certain retail chain pharmacies and by Apotex, Inc. The cases seek various forms of injunctive and monetary relief, including treble damages and attorneys' fees and costs. In February 2008, following an investigation of these matters, the Federal Trade Commission (“FTC”) sued Cephalon, alleging that Cephalon violated Section 5 of the Federal Trade Commission Act, which prohibits unfair or deceptive acts or practices in the marketplace, by unlawfully maintaining a monopoly in the sale of Provigil® and improperly excluding generic competition. In March 2010, the Court denied defendants' motions to dismiss the federal antitrust claims and some of the related state law claims. In November 2009, another class action lawsuit with essentially the same allegations was initiated by an independent pharmacy in Tennessee. This lawsuit was dismissed in December 2010. In May 2010, another independent pharmacy also filed suit in Ohio with the same allegations. This case has been transferred to the Eastern District of Pennsylvania.

On October 31, 2011, the District Court hearing the antitrust cases described above, as well as patent claims brought by plaintiff Apotex, issued its decision regarding Apotex's invalidity claims as to Cephalon's Patent No. RE 37,516, finding the patent to be invalid based on obviousness, among other things, and unenforceable based on inequitable conduct. On March 29, 2012, the District Court ruled that Apotex's product does not infringe Cephalon's patent. Cephalon appealed this ruling on May 7, 2012. The District Court stayed proceedings in the antitrust cases (in which discovery had been completed) pending a decision by the United States Court of Appeals for the Third Circuit in the K-Dur antitrust litigation, an unrelated case involving the question of whether a settlement agreement between a brand pharmaceutical company and a generic pharmaceutical company to resolve a patent litigation violated the antitrust laws. On July 16, 2012, Third Circuit issued its decision, finding that the agreement should be analyzed not under a “scope of the patent” test that other Federal Courts of Appeals have applied, but under a “quick look rule of reason” analysis. In doing so, it found that if a brand pharmaceutical company makes a payment to a generic pharmaceutical company under a settlement agreement in order to resolve patent litigation, the agreement is presumptively an unreasonable restraint on trade. Because of the split in the Circuit Courts, it is unclear what effect, if any, this ruling will have on the modafinil antitrust litigation or on other litigations listed herein. The District Court has not yet set a schedule for pretrial or trail proceedings in the antitrust litigation.

In April 2011, the European Commission opened a formal investigation against both Cephalon and Teva to assess whether the 2005 settlement agreement between the parties may have had the object or effect of hindering the entry of generic modafinil. The opening of proceedings indicates that the Commission will investigate the case as a matter of priority, but does not mean that there has been a definitive finding of violation of law.

Barr has been named as a co-defendant with Bayer Corporation, The Rugby Group, Inc. and others in approximately 38 class action complaints filed in state and federal courts by direct and indirect purchasers of ciprofloxacin (Cipro®) from 1997 to the present. The complaints allege that a 1997 Bayer-Barr patent litigation settlement agreement was anti-competitive and violated federal antitrust laws and/or state antitrust and consumer protection laws. In March 2005, the court in the federal multi-district litigation granted summary judgment in Barr's favor and dismissed all of the federal actions before it. Following unsuccessful appeals and petitions for certiorari that were denied by the United States Supreme Court, the federal actions have effectively ended. In addition, all but three state cases (California, Kansas and Florida) have been dismissed. In the California case, the trial court granted defendants' summary judgment motions, and the California Court of Appeal affirmed in October 2011. Plaintiffs petitioned for review by the California Supreme Court, which has decided to hear the appeal. The Kansas action is stayed, and the Florida action is in the very early stages, with no hearings or schedule set to date.

In December 2011, three groups of plaintiffs sued Wyeth and Teva for violation of the antitrust laws in connection with entering into a settlement agreement to resolve the underlying patent litigation between the parties involving finished venlafaxine ER (generic Effexor® ER). The cases have been filed by a purported class of direct purchasers, certain chain pharmacies and a purported class of indirect purchasers. Plaintiffs' claims against Wyeth and Teva are that the settlement agreement unlawfully delayed generic entry. Plaintiffs also have asserted claims against Wyeth alone for fraud on the Patent Office. The cases seek unspecified damages. Teva filed motions to dismiss on April 6, 2012.

In February 2012, two purported classes of direct-purchaser plaintiffs sued GlaxoSmithKline and Teva for violation of the antitrust laws in connection with a settlement agreement to resolve the underlying patent litigation between the parties involving finished lamotrigine (generic Lamictal®). Plaintiffs claim that the settlement agreement unlawfully delayed generic entry. The cases seek unspecified damages.

Teva believes that the agreements at issue in the foregoing matters are valid settlements to patent lawsuits and cannot form the basis of an antitrust claim.

Government Reimbursement Investigations and Drug Pricing Litigation

Together with many other pharmaceutical manufacturers, Teva and/or its subsidiaries in the United States, including Teva Pharmaceuticals USA, Inc. (“Teva USA”), Sicor Inc., IVAX Pharmaceuticals, Inc., and Barr (collectively, the “Teva parties”), were named as defendants in a number of cases in state and federal courts throughout the country that relate generally to drug price reporting by manufacturers. Such price reporting is alleged to have caused governments and others to pay inflated reimbursements for covered drugs. These drug pricing cases, which seek unspecified amounts in money damages, civil penalties, treble damages, punitive damages, attorneys fees, and/or administrative, injunctive, equitable or other relief, are at various stages of litigation.

A number of state attorneys general and others have filed various actions against the Teva parties (either collectively or individually) relating to reimbursements or drug price reporting under Medicaid or other programs. The Teva parties reached settlements in most of these cases, and remain parties only to litigation in Illinois, Missouri, Oklahoma, Utah, and Wisconsin. Settlements in principle were recently finalized in the Kansas, Louisiana, Mississippi, and Utah cases and settlements in principle have been reached in the Missouri and Oklahoma cases. A provision for the cases, including the settlements and settlements in principle, was included in the financial statements

In December 2009, the United States District Court for the District of Massachusetts unsealed a complaint alleging that numerous drug manufacturers, including Teva USA and other subsidiaries, violated the federal False Claims Act in connection with Medicaid reimbursement for certain vitamins, dietary supplements and DESI products that were allegedly ineligible for reimbursement. The Department of Justice declined to join in the matter. The defendants, including Teva USA, filed a motion to dismiss, which has not yet been decided.

Other Government Investigations

In 2008, Cephalon entered into settlement agreements with the U.S. government and various parties and states relating to allegations of off-label promotion of Actiq®, Provigil®, and Gabitril®. In connection with the settlements, Cephalon agreed to plead guilty to one misdemeanor violation of the U.S. Food, Drug, and Cosmetic Act, pay a fine and settlement, and enter into a five-year corporate integrity agreement with the Office of the Inspector General of the Department of Justice. Cephalon continues to defend against putative class action and other complaints regarding its sales and marketing practices with respect to such products. Additionally, Cephalon has received and is responding to subpoenas related to Treanda®, Nuvigil®, Provigil® and Fentora®.

Teva received a subpoena dated July 9, 2012 from the SEC to produce documents with respect to compliance with the Foreign Corrupt Practice Act (“FCPA”) in Latin America. Teva is cooperating with the government. Teva is also conducting a voluntary investigation into certain business practices which may have FCPA implications and has engaged independent counsel to assist in its investigation. These matters are in their early stages and no conclusion can be drawn at this time as to any likely outcomes.

Environmental Matters

Teva's subsidiaries, including those in the United States and its territories, are parties to a number of proceedings, including some brought pursuant to the Comprehensive Environmental Response, Compensation and Liability Act (commonly known as the Superfund law) or other national, federal, provincial or state and local laws imposing liability for alleged non-compliance with various environmental laws and regulations or for the investigation and remediation of releases of hazardous substances and for natural resource damages. Many of these proceedings seek to require the generators of hazardous wastes disposed of at a third-party owned site, or the party responsible for a release of hazardous substances into the environment that impacted a site, to investigate and clean up the sites or to pay for such activities, including for oversight by governmental authorities, the response costs associated with such oversight and for any related damages to natural resources. Teva and/or certain of its subsidiaries have been made a party to these proceedings, along with other potentially responsible parties, as an alleged generator of wastes that were disposed of or treated at third-party waste disposal sites, or as a result of an alleged release from one of Teva and/or its subsidiaries' (or its predecessors') facilities or former facilities that may have adversely impacted the environment.

In many of these cases, the government or private litigants allege that the responsible parties are jointly and severally liable for the investigation and cleanup costs. Although the liability among the responsible parties may be joint and several, these proceedings are frequently resolved so that the allocation of cleanup and other costs among the parties reflects the relative contributions of the parties to the site conditions and takes into account other pertinent factors. Teva's potential liability varies greatly at each of the sites in the proceedings; for some sites the costs of the investigation, cleanup and natural resource damages have not yet been determined, and for others Teva's allocable share of liability has not been determined. At other sites, Teva has been paying a share of the costs, the amounts of which have not been, and are not expected to be, material. Teva has taken an active role in identifying those costs, to the extent they are identifiable and estimable, which do not include reductions for potential recoveries of cleanup costs from insurers, indemnitors, former site owners or operators or other potentially responsible parties. In addition, civil proceedings relating to alleged federal and state regulatory violations at some of Teva's facilities may result in the imposition of significant civil penalties, in amounts not currently determinable, the recovery of certain state costs and natural resource damages, and may require that corrective action measures be implemented.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2012
Basis Of Presentation [Abstract]
Fair value measurement

NOTE 9 – Fair value measurement:

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Financial items carried at fair value as of June 30, 2012 and December 31, 2011 are classified in the tables below in one of the three categories described above:

Recently issued accounting pronouncements

In December 2011, the Financial Accounting Standard Board (“FASB”) issued an accounting standard update which requires additional disclosures about the nature of an entity's rights of setoff and related arrangements associated with its financial instruments and derivative instruments. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods therein, with retrospective application required. Teva believes that the adoption will not have a material impact on Teva's consolidated financial statements.

In September 2011, the FASB amended the guidance for goodwill impairment testing. The amendment provides entities testing goodwill for impairment the option of performing a qualitative assessment before calculating the fair value of the reporting unit. If, on the basis of qualitative factors, it is not more likely than not that the fair value of the reporting unit is less than the carrying amount, further testing of goodwill for impairment would not be required. The amendment also removes the carry forward option of the reporting unit fair value from one year to the next. The amendment is effective for annual and interim goodwill impairment tests performed in fiscal years beginning after December 15, 2011. The adoption did not have a significant impact on its consolidated financial statements.

In June 2011, the FASB amended its comprehensive income presentation guidance. The amendment requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements. The guidance is effective for interim and annual periods beginning after December 15, 2011.

In May 2011, the FASB amended its fair value measurements and disclosures guidance. The amendment clarifies the existing guidance and adds new disclosure requirements. The guidance is effective for interim and annual periods beginning after December 15, 2011. The adoption did not have a material impact on Teva's consolidated financial statements.

CERTAIN TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2012
Certain Transactions Tables [Abstract]
Financial information
		U.S. $
		in millions
Current assets	$2,851
Investment and non-current assets	505
Property, plant and equipment	361
Identifiable intangible assets:
Existing product rights and trade name	2,564
Research and development in-process	1,296
Goodwill	3,160
Total assets acquired	10,737

Current liabilities	780
Short term debt	2,082
Long-term liabilities, including deferred taxes	1,114
Contingent consideration	171
Total liabilities assumed	4,147
Non controlling interest	79
Net assets acquired	$6,511

SENIOR NOTES AND LOANS (Tables)	6 Months Ended
Jun. 30, 2012
Senior Notes And Loans Tables [Abstract]
Schedule of senior notes and loans

	Annual	Principal
Issuer	interest rate	amount issued	Due
	%	(U.S. $ in millions)

Teva Pharmaceutical Finance IV B.V.	2.875	$1,316	April 2019

Teva Pharmaceutical Finance V B.V.	1.5	$493	October 2018

SALE RESERVES AND ALLOWENCES (Tables)	6 Months Ended
Jun. 30, 2012
Revenue Recognition [Abstract]
Sales Reserves And Allowances Current [Text Block]
Sales reserves and allowances consisted of the following:
	June 30,	December 31,
	2012	2011
	U.S. $ in millions
Rebates	$2,676	$2,752
Chargebacks	1,302	1,052
Returns	505	510
Other	120	114
	$4,603	$4,428

EQUITY (Tables)	6 Months Ended
Jun. 30, 2012
Equity Tables [Abstract]
Treasury Stock Shares Acquired [Table Text Block]
	Three months ended		Six months ended
	June 30,		June 30,
	2012	2011	2012	2011
	(in millions)
Amount spent on shares repurchased	$134	$95	$667	$495
Number of shares repurchased	3.5	2.0	15.4	9.9

ENTITY-WIDE DISCLOSURES (Tables)	6 Months Ended
Jun. 30, 2012
Entity Wide Disclosures Tables [Abstract]
Schedule of net sales by geographical area
	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011
	U.S. $ in millions
United States:
Generic	$1,054	$908	$2,273	$1,852
Branded	1,365	1,009	2,862	1,944
Others	45	1	81	4
Total United States	2,464	1,918	5,216	3,800
Europe*:
Generic	884	999	1,659	1,911
Branded	402	275	767	530
Others	187	204	363	381
Total Europe	1,473	1,478	2,789	2,822
Rest of the World:
Generic	676	497	1,299	976
Branded	182	140	394	301
Others	199	179	398	393
Total Rest of the World	1,057	816	2,091	1,670
Total revenues	$4,994	$4,212	$10,096	$8,292

*All members of the European Union as well as Switzerland and Norway.

FAIR VALUE MEASUREMENT (Tables)	6 Months Ended
Jun. 30, 2012
Fair Value Measurement Tables [Abstract]
Financial items carried at fair value
The fair value of the financial instruments that are measured on a basis other than fair value are presented in the below table:
	Estimated fair value*
	June 30,	December 31,
	2012	2011

	U.S. $ in millions
Senior notes included under long term liabilities	$(10,430)	$(8,662)
Senior notes and convertible senior debentures included under short term liabilities	(755)	(1,555)

Carrying value at the end of the period	$(11,185)	$(10,217)

* The fair value was estimated based on quoted market prices, where available.

Activity for financial assets estimated utilizing Level 3 inputs
The following table summarizes the activity for those assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs:
	June 30,	December 31,
	2012	2011

	U.S. $ in millions
Carrying value at the beginning of the period	$(139)	$78
Amount realized	(6)	(61)
Contingent consideration in connection with Cephalon acquisition	(5)	(171)
Net change to fair value:
Included in earnings - financial expenses (income) - net	3	22
Included in Accumulated other comprehensive loss	-	(7)

Carrying value at the end of the period	$(147)	$(139)

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	6 Months Ended
Jun. 30, 2012
Financial Instruments And Risk Management Tables [Abstract[
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
b. Derivative instrument disclosure
The fair value of derivative instruments consists of:

		June 30,	December 31,
	Reported under	2012	2011
		U.S. $ in millions
Asset derivatives, comprising interest rate and cross-currency swap agreements, designated as hedging instruments	Long-term investments and receivables	$49	$25

Asset derivatives, comprising primarily foreign exchange contracts, not designated as hedging instruments	Deferred taxes and other current assets	30	17

Liability derivatives, comprising interest rate and cross currency swap agreements, designated as hedging instruments	Senior notes and loans	32	53

Liability derivatives, comprising primarily foreign exchange contracts, not designated as hedging instruments	Accounts payable	44	57

LEGAL SETTLEMENTS, IMPAIRMENT, RESTRUCTURING AND ACQUISITION COSTS (Tables)	6 Months Ended
Jun. 30, 2012
Legal Settlements Acquisition And Restructuring Expenses And Impairment Tables [Abstract]
Legal settlements, impairment and restructuring charges
NOTE 12 – Legal settlements, acquisition, restructuring and other expenses and impairment:

Legal settlements, acquisition, restructuring and other expenses and impairment consisted of the following:

	Three months ended		Six months ended
	June 30,		June 30,

	U.S. $ in millions
	2012	2011	2012	2011
Restructuring, acquisition and other expenses	$48	$48	$91	$70
Impairment of long-lived assets	8	3	95	14
Legal settlements and reserves	(1)	221	18	217

Total	$55	$272	$204	$301

CERTAIN TRANSACTIONS (Details) (USD $) In Billions, unless otherwise specified	0 Months Ended
	Jun. 30, 2012	Oct. 14, 2011
Noncash Or Part Noncash Acquisitions [Line Items]
Date acquired	October 14, 2011
Total consideration		$ 6.5

CERTAIN TRANSACTIONS (Details 1) (USD $)	0 Months Ended
	Jun. 30, 2012	Oct. 14, 2011
Business Acquisition [Line Items]
Date acquired	October 14, 2011
Business Acquisition Cost Of Acquired Entity Purchase Price [Abstract]
Purchase price in US dollars		$ 6,500,000,000
Liabilities assumed
Business Acquisition, Contingent Consideration, at Fair Value	5,000,000
Cephalon [Member]
Assets acquired
Current assets		2,851,000,000
Investment and other non-current assets		505,000,000
Property, plant and equipment		361,000,000
Identifiable intangible asset - existing product rights		2,564,000,000
Research and development in-process		1,296,000,000
Goodwill		3,160,000,000
Total assets acquired		10,737,000,000
Liabilities assumed
Current liabilities		780,000,000
Long-term liabilities, including deferred taxes		1,114,000,000
Short-term Debt		2,082,000,000
Business Acquisition, Contingent Consideration, at Fair Value		171,000,000
Total liabilities assumed		4,147,000,000
Non-controlling interests		79,000,000
Net assets acquired		$ 6,511,000,000

CERTAIN TRANSACTIONS (Details 3) (Cephalon [Member], USD $) In Millions, unless otherwise specified	Oct. 14, 2011
Cephalon [Member]
Business Acquisition [Line Items]
Research and development in-process	$ 1,296

CERTAIN TRANSACTIONS (Details 5) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Oct. 14, 2011 Cephalon [Member]
Business Acquisition, Contingent Consideration [Line Items]
Business Acquisition, Contingent Consideration, at Fair Value	$ 5	$ 171

SENIOR NOTES AND LOANS (Details) In Billions, unless otherwise specified	Jun. 30, 2012 JPY (¥)	Apr. 30, 2012 USD ($)	Jun. 30, 2012 Long Credit Agreement 2017 [Member]	Jun. 30, 2012 Long Credit Agreement 2019 [Member]
Long Term Debt By Components Alternative [Abstract]
Loans, mainly from banks	¥ 100.5	$ 1.2
Debt Instrument [Line Items]
Debt instrument stated interest rate percentage			0.99%	1.42%

SENIOR NOTES AND LOANS (Details 1) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012 Subsidiary Senior Notes Due 2019 [Member] USD ($)	Jun. 30, 2012 Subsidiary Senior Notes Due 2019 [Member] EUR (€)	Jun. 30, 2012 Subsidiary Senior Notes Due 2018 [Member] USD ($)	Jun. 30, 2012 Subsidiary Senior Notes Due 2018 [Member] CHF
Debt Instrument [Line Items]
Debt instrument issuer	Teva Pharmaceutical Finance IV B.V.	Teva Pharmaceutical Finance IV B.V.	Teva Pharmaceutical Finance V B.V.	Teva Pharmaceutical Finance V B.V.
Original principal amount of debt instrument	$ 1,316	€ 1,000	$ 493	450
Debt instrument maturity year	Apr 1, 2019	Apr 1, 2019	Oct 1, 2018	Oct 1, 2018
Debt instrument stated interest rate percentage	2.88%	2.88%	1.50%	1.50%

INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Inventories [Abstract]
Raw and packaging materials	$ 1,781	$ 1,589
Products in process	744	781
Finished products	2,619	2,502
Materials in transit and payments on account	149	140
Inventories	$ 5,293	$ 5,012

EARNINGS PER SHARE (Details) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures	1

REVENUE RECOGNITION (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Revenue Recognition [Abstract]
Rebates	$ 2,676	$ 2,752
Chargebacks	1,302	1,052
Returns	505	510
Other	120	114
Sales reserves and allowances	$ 4,603	$ 4,428

EQUITY (Details) (USD $) Share data in Millions, unless otherwise specified	0 Months Ended				3 Months Ended		6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Common stock
Ordinary shares, issued	943	942			943		943
Purchase of treasury shares	$ 667,000,000		$ 495,000,000		$ 134,000,000	$ 95,000,000	$ 667,000,000	$ 495,000,000
Treasury Stock Shares Acquired	15.4		9.9		3.5	2
Stock Repurchase Program, Authorized Amount		$ 3,000,000,000		$ 1,000,000,000

ENTITY-WIDE DISCLOSURES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	$ 4,994	$ 4,212	$ 10,096	$ 8,292
Segment Geographical Groups Of Countries Group One Member
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	2,464	1,918	5,216	3,800
Segment Geographical Groups Of Countries Group One Member | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	1,054	908	2,273	1,852
Segment Geographical Groups Of Countries Group One Member | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	1,365	1,009	2,862	1,944
Segment Geographical Groups Of Countries Group One Member | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	45	1	81	4
Segment Geographical Groups Of Countries Group Two Member
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	1,473	1,478	2,789	2,822
Segment Geographical Groups Of Countries Group Two Member | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	884	999	1,659	1,911
Segment Geographical Groups Of Countries Group Two Member | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	402	275	767	530
Segment Geographical Groups Of Countries Group Two Member | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	187	204	363	381
Segment Geographical Groups Of Countries Group Three [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	1,057	816	2,091	1,670
Segment Geographical Groups Of Countries Group Three [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	676	497	1,299	976
Segment Geographical Groups Of Countries Group Three [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	182	140	394	301
Segment Geographical Groups Of Countries Group Three [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	$ 199	$ 179	$ 398	$ 393

FAIR VALUE MEASUREMENT (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Business Acquisition, Contingent Consideration, at Fair Value	$ 5
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value [Abstract]
Carrying value	(139)	78
Amount realized	(6)	(61)
Net Change In Fair Value Of Level 3 Assets [Abstract]
Fair Value Assets Measured On Recurring Basis Gain Loss Included in earnings financial income	3	22
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in other comprehensive income (loss)	0	(7)
Carrying value	(147)	(139)
Fair value of the senior notes, convertible senior debentures and interest rate swap agreements	(10,430)	(8,662)
Fair value of the interest rate swap agreements	0	0
Fair value convertible senior debentures and derivatives liabilities	(755)	(1,555)
Fair value, option, credit risk, gains (losses) on assets	13	164
Carrying Value Of Senior Notes Included Under Long And Short Term Liabilities And Convertibale Senior Debentures	(11,185)	(10,217)
Cash And Cash Equivalents2011 [Domain]
Total	1,583	1,509
Cash Equivalents [Member] | Level 1 [Member]
Total	1,630	1,625
Cash Equivalents [Member] | Level 2 [Member]
Total	100	23
Cash Equivalents [Member] | Level 3 [Member]
Total	(147)	(139)
Money Market Funds [Member]
Cash And Cash Equivalents Fair Value Disclosure	105	73
Money Market Funds [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	105	73
Money Market Funds [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Money Market Funds [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member]
Cash And Cash Equivalents Fair Value Disclosure	1,083	1,023
Demand Deposits [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	1,083	1,023
Demand Deposits [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Auction Rate Securities [Member]
Investments Fair Value Disclosure	28	31
Auction Rate Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0
Auction Rate Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Auction Rate Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	28	31
Collateralized Debt Obligations [Member]
Investments Fair Value Disclosure	5	5
Collateralized Debt Obligations [Member] | Level 1 [Member]
Investments Fair Value Disclosure	4	4
Collateralized Debt Obligations [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Collateralized Debt Obligations [Member] | Level 3 [Member]
Investments Fair Value Disclosure	1	1
Structured Finance [Member]
Investments Fair Value Disclosure	97	91
Structured Finance [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0
Structured Finance [Member] | Level 2 [Member]
Investments Fair Value Disclosure	97	91
Structured Finance [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0
Other Debt Obligations [Member]
Investments Fair Value Disclosure	7	20
Other Debt Obligations [Member] | Level 1 [Member]
Investments Fair Value Disclosure	7	20
Other Debt Obligations [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Other Debt Obligations [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0
Liability Derivatives [Member]
Derivatives-net	(44)	(57)
Liability Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0
Liability Derivatives [Member] | Level 2 [Member]
Derivatives-net	(44)	(57)
Liability Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0
Interest Rate Swap [Member]
Derivatives-net		(53)
Derivatives-net	49	25
Interest Rate Swap [Member] | Level 1 [Member]
Derivatives-net		0
Derivatives-net	0	0
Interest Rate Swap [Member] | Level 2 [Member]
Derivatives-net		(53)
Derivatives-net	49	25
Interest Rate Swap [Member] | Level 3 [Member]
Derivatives-net		0
Derivatives-net	0	0
Cross Currency Interest Rate Contract [Member]
Derivatives-net	(32)
Cross Currency Interest Rate Contract [Member] | Level 1 [Member]
Derivatives-net	0
Cross Currency Interest Rate Contract [Member] | Level 2 [Member]
Derivatives-net	(32)
Cross Currency Interest Rate Contract [Member] | Level 3 [Member]
Derivatives-net	0
Asset Derivatives [Member]
Derivatives-net	(30)	(17)
Derivative Fair Value Of Derivative Asset	0	0
Asset Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0
Asset Derivatives [Member] | Level 2 [Member]
Derivatives-net	(30)	(17)
Asset Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0
Equity Securities [Member]
Investments Fair Value Disclosure	431	505
Equity Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	431	505
Equity Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Equity Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0
Business Acquisition Contingent Consideration [Member]
Derivatives-net	(176)	(171)
Business Acquisition, Contingent Consideration, at Fair Value		171
Business Acquisition Contingent Consideration [Member] | Level 1 [Member]
Derivatives-net	0	0
Business Acquisition Contingent Consideration [Member] | Level 2 [Member]
Derivatives-net	0	0
Business Acquisition Contingent Consideration [Member] | Level 3 [Member]
Derivatives-net	$ (176)	$ (171)

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details) (USD $) In Billions, unless otherwise specified	6 Months Ended	12 Months Ended			12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011 Currency And Interest Rate Swap Senior Notes Due 2015 [Member]	Dec. 31, 2010 Currency And Interest Rate Swap Senior Notes Due 2015 [Member]	Dec. 31, 2009 Currency And Interest Rate Swap Senior Notes Due 2015 [Member]	Dec. 31, 2011 Interest Rate Swap Senior Notes Due 2014 [Member]	Dec. 31, 2011 Interest Rate Swap Senior Notes Due 2013 [Member]	Dec. 31, 2011 Currency And Interest Rate Swap Senior Notes Due 2021 [Member]
Derivative [Line Items]
Principal amount subject to interest rate swap agreements				$ 1		$ 1.1
Stated interest rate on Senior Notes due 2016			3.00%
Description of the interest rate terms of the swap agreement	see note 11	Teva pays a fixed rate of 2.36% on the euro principal amount, as compared to the stated 3.00% fixed rate on the dollar principal amount			Teva is currently paying an effective interest rate of three months LIBOR plus an average 0.39% on the $250 million principal amount, as compared to the stated 1.70% fixed rate.	Teva is currently paying an effective interest rate of 1.61% on the $1.1 billion principal amount, as compared to the stated three months LIBOR plus an average 0.9% rate.	Teva pays a fixed rate of 3.85% on the euro principal amount, as compared to the stated 3.65% fixed rate on the dollar principal amount.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 1) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Foreign Exchange Contract [Member] | Deferred Taxes And Other Current Assets [Member] | Nondesignated [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	$ 30	$ 17
Foreign Exchange Contract [Member] | Accounts Payable [Member] | Nondesignated [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	44	57
Interest Rate Swap [Member] | Long Term Investments And Receivables [Member] | Designated As Hedging Instrument [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	49	25
Interest Rate Swap [Member] | Senior Notes And Loans [Member] | Designated As Hedging Instrument [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	$ 32	$ 53

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 2) (USD $)	Oct. 14, 2011	Jun. 30, 2012 Foreign Exchange Contract [Member] Financial Expenses Net [Member]	Jun. 30, 2011 Foreign Exchange Contract [Member] Financial Expenses Net [Member]	Jun. 30, 2012 Foreign Exchange Contract [Member] Financial Expenses Net [Member]	Jun. 30, 2011 Foreign Exchange Contract [Member] Financial Expenses Net [Member]	Jun. 30, 2012 Swap [Member] Financial Expenses Net [Member]	Jun. 30, 2011 Swap [Member] Financial Expenses Net [Member]	Jun. 30, 2012 Swap [Member] Financial Expenses Net [Member]	Sep. 30, 2011 Swap [Member] Financial Expenses Net [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts		$ 19,000,000	$ 71,000,000	$ 5,000,000	$ 121,000,000	$ 5,000,000	$ 5,000,000	$ 10,000,000	$ 10,000,000
Purchase price in US dollars	$ 6,500,000,000

LEGAL SETTLEMENTS, IMPAIRMENT, RESTRUCTURING AND ACQUISITION COSTS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Legal Settlements Acquisition And Restructuring Expenses And Impairment [Abstract]
Legal settlements	$ (1)	$ 221	$ 18	$ 217
Impairment of long-lived assets	8	3	95	14
Restructuring expenses	48	48	91	70
Total	$ 55	$ 272	$ 204	$ 301

CONTINGENCIES (Details) (USD $)	12 Months Ended				0 Months Ended
	Sep. 30, 2007	May 31, 2007	Jan. 02, 2012	Jun. 30, 2012 Products And Services [Domain] Barr And Duramed [Member]	Jun. 30, 2012 Barr and Duramed products [Member]	Jun. 30, 2012 Teva And Subsidiaries [Member]
Approximate number of product liability cases					6,000	5,000
Approximate number of pending cases				439	423
Approximate number of cases that have been dismissed					5,500	2,200
Intellectual Property Matters [Abstract]
Annual sales of Zyprexa		$ 180,000,000
Annual sales of Protonix	2,500,000,000
Annual Sales Of Pantoprazole	1,100,000,000
Claims For Damages And Prejudgment Interest Against Teva			$ 2,100,000,000